Additional Information to the Items of Profit or Loss (Details) - Schedule of information to the items of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
a. Research and development expenses:
Research and development expenses	$ 1,990	$ 649	$ 1,639
b. General and administrative expenses:
General and administrative expenses	3,778	1,902	2,469
c. Other expenses:
Other expenses, net		742
d. Finance income:
Net change in fair value of financial liabilities designated at fair value through profit or loss		(630)	(292)
Exchange rate differences, net			(2)
Finance income from the convertible loan			(11)
Finance income		(630)	(305)
e. Finance expenses:
Finance expenses due to the convertible debentures			536
Issue expenses related to convertible component and warrants	6	835	108
Exchange rate differences, net	3	12
Interest expense in respect of leases	4	7	19
Finance expenses from interest and commissions	8	18	13
Finance expenses	21	872	676
Wages and related expenses [Member]
a. Research and development expenses:
Research and development expenses	357	322	435
b. General and administrative expenses:
General and administrative expenses	256	237	382
Share-based payment [Member]
a. Research and development expenses:
Research and development expenses	27	69	165
b. General and administrative expenses:
General and administrative expenses	16	22	388
Regulatory, professional and other expenses [Member]
a. Research and development expenses:
Research and development expenses	934	119	437
Research and preclinical studies [Member]
a. Research and development expenses:
Research and development expenses	165	139	277
Clinical studies [Member]
a. Research and development expenses:
Research and development expenses	172		240
Chemistry and formulations [Member]
a. Research and development expenses:
Research and development expenses	335		85
Professional and directors’ fees [Member]
b. General and administrative expenses:
General and administrative expenses	2,417	1,283	1,065
Business development expenses [Member]
b. General and administrative expenses:
General and administrative expenses	5	58	387
Regulatory expenses [Member]
b. General and administrative expenses:
General and administrative expenses	165	98	112
Office maintenance, rent and other expenses [Member]
b. General and administrative expenses:
General and administrative expenses	135	182	72
Investor relations and business expenses [Member]
b. General and administrative expenses:
General and administrative expenses	784	22	63
Impairment of investment in associate [Member]
c. Other expenses:
Other expenses, net		$ 742